FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands	Jun. 30, 2023 USD ($) derivative_instrument	Dec. 31, 2022 USD ($)
Derivative [Line Items]
Number of interest rate derivatives entered into | derivative_instrument	23
Derivative, notional amount	$ 820,000
Interest rate swap
Derivative [Line Items]
Derivative, notional amount	$ 820,000	$ 691,000